Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	21. Subsequent events The Company evaluated all events and transactions after December 31, 2013 through the date these financial statements were issued and there were no material subsequent events.